UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock Municipal Income Investment Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

California - 14.3%

County/City/Special District/School District - 7.4%	Los Angeles, California, Community College District, GO, Refunding (Election of 2008), Series A, 6%, 8/01/33	$3,900	$4,167,540
	Los Angeles, California, Unified School District, GO, Series I, 5%, 1/01/34	400	385,156
	San Diego, California, Regional Building Authority, Lease Revenue Bonds (County Operations Center and Annex Redevelopment Project), Series A, 5.375%, 2/01/36	1,600	1,600,464

			6,153,160

Education - 4.4%	California Educational Facilities Authority Revenue Bonds (University of Southern California), Series A, 5.25%, 10/01/39	2,000	2,079,780
	University of California Revenue Bonds, Series O, 5.75%, 5/15/34	1,500	1,572,240

			3,652,020

State - 2.5%	California State Public Works Board, Lease Revenue Bonds (Department of General Services), Series A, 6.25%, 4/01/34	2,075	2,111,209

	Total Municipal Bonds in California		11,916,389

District of Columbia - 5.3%

State - 1.8%	District of Columbia, Income Tax Revenue Bonds, Series A, 5.50%, 12/01/30	1,400	1,482,922

Utilities - 3.5%	District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, Senior Lien, Series A, 5.25%, 10/01/29	1,000	1,025,350
	District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, Senior Lien, Series A, 5.50%, 10/01/39	1,800	1,868,238

			2,893,588

	Total Municipal Bonds in District of Columbia		4,376,510

Florida - 80.6%

County/City/Special District/School District - 33.9%	Ave Maria Stewardship Community District, Florida, Revenue Bonds, 4.80%, 11/01/12	1,000	661,410
	Capital Region Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7%, 5/01/39	640	451,558

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds

BlackRock Municipal Income Investment Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Heritage Harbour North Community Development District, Florida, Capital Improvement Bonds, 6.375%, 5/01/38	$1,465	$975,001
Heritage Harbour South Community Development District, Florida, Capital Improvement Special Assessment Bonds, Series A, 6.50%, 5/01/34	1,580	1,375,690
Jacksonville, Florida, Transit Revenue Bonds, 5%, 10/01/26 (a)	4,000	4,018,800
Laguna Lakes Community Development District, Florida, Special Assessment Revenue Refunding Bonds, Series A, 6.40%, 5/01/13 (b)	1,550	1,828,892
Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B, 5.61%, 10/01/33 (a)(c)	9,700	1,639,591
Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series C, 5.632%, 10/01/28 (a)(c)	25,000	6,306,000
New River Community Development District, Florida, Capital Improvement Revenue Bonds, Series B, 5%, 5/01/13	1,500	631,440
Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Revenue Bonds (Unit of Development Number 43), 6.10%, 8/01/11 (b)	1,155	1,262,092
Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Revenue Bonds (Unit of Development Number 43), 6.125%, 8/01/11 (b)	3,500	3,918,740
Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Revenue Bonds (Unit of Development Number 43), 6.10%, 8/01/21	225	200,173
Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (d)	1,000	1,007,500
Pine Ridge Plantation Community Development District, Florida, Capital Improvement and Special Assessment Bonds, Series B, 5%, 5/01/11	555	279,781
Suncoast Community Development District, Florida, Capital Improvement Revenue Bonds, Series A, 5.875%, 5/01/34	970	755,455
Tolomato Community Development District, Florida, Special Assessment Bonds, 6.55%, 5/01/27	1,250	890,775
Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A, 5%, 11/01/32 (a)	1,795	1,447,147

BlackRock Municipal Income Investment Trust

Schedule of Investments as of April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Watergrass Community Development District, Florida, Special Assessment Revenue Bonds, Series B, 5.125%, 11/01/14	$1,000	$510,240

			28,160,285

Education - 11.9%	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds (Capital Projects Loan Program), Senior Series F-1, 5%, 10/01/31 (a)	2,750	2,176,487
	Madison County, Florida, First Mortgage Revenue Bonds (Twin Oaks Project), Series A, 6%, 7/01/25	1,620	1,148,515
	Tampa, Florida, Revenue Bonds (University of Tampa Project), 5.625%, 4/01/32 (e)	5,400	4,811,184
	Volusia County, Florida, Educational Facility Authority, Educational Facilities Revenue Bonds (Embry-Riddle Aeronautical University Project), Series A, 5.75%, 10/15/29	2,000	1,728,240

			9,864,426

Health - 23.4%	Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds (Florida Health Care Facility Loan), 5.95%, 7/01/20 (f)	674	692,271
	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), Series A, 6%, 11/15/11 (b)	5,000	5,551,250
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (g)	155	143,307
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	1,565	1,174,986
	Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds (Orlando Lutheran Towers), 5.375%, 7/01/20	655	487,936
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds (Baptist Health System Obligation Group), 5.25%, 2/01/13 (b)	10,000	11,331,900

			19,381,650

Transportation - 1.2%	Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Refunding Bonds, 5.125%, 7/01/25 (a)(h)	1,000	1,007,050

Utilities - 10.2%	Fort Myers, Florida, Utility System Revenue Refunding Bonds, 5%, 10/01/31 (a)	1,305	1,260,578

BlackRock Municipal Income Investment Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.341%, 6/01/30 (c)(f)	$3,945	$1,152,887
	Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT, 6.80%, 10/01/32	2,655	2,042,253
	Tampa, Florida, Water and Sewer Revenue Refunding Bonds, Series A, 5%, 10/01/26	4,000	4,032,320

			8,488,038

	Total Municipal Bonds in Florida		66,901,449

Georgia - 3.8%

Utilities - 3.8%	Municipal Electric Authority of Georgia, Revenue Refunding Bonds (General Resolution Projects), Sub-Series D, 6%, 1/01/23	2,900	3,168,975

	Total Municipal Bonds in Georgia		3,168,975

Illinois - 4.4%

Health - 4.4%	Illinois State Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group Project), Series B, 7.25%, 11/01/30	1,600	1,684,080
	Illinois State Finance Authority, Revenue Refunding Bonds (Northwestern Memorial Hospital), Series A, 6%, 8/15/39	1,900	1,939,273

	Total Municipal Bonds in Illinois		3,623,353

Indiana - 2.7%

Utilities - 2.7%	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series B, 6%, 1/01/39	2,210	2,276,764

Kentucky - 1.9%

County/City/Special District/School District - 1.9%	Louisville and Jefferson County, Kentucky, Metropolitan Government Parking Authority Revenue Bonds, Series A, 5.75%, 12/01/34	1,500	1,586,475

Louisiana - 0.6%

Utilities - 0.6%	East Baton Rouge, Louisiana, Sewerage Commission, Revenue Refunding Bonds, Series A, 5.25%, 2/01/39	480	474,754

Massachusetts - 2.2%

Education - 1.3%	Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Tufts University), 5.375%, 8/15/38	1,000	1,046,440

State - 0.9%	Massachusetts State College Building Authority, Project Revenue Bonds, Series A, 5.50%, 5/01/39	750	763,860

	Total Municipal Bonds in Massachusetts		1,810,300

BlackRock Municipal Income Investment Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Michigan - 2.6%

Health - 1.3%	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	$995	$1,107,196

State - 1.3%	Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 6%, 10/15/38	1,000	1,061,450

	Total Municipal Bonds in Michigan		2,168,646

Nevada - 4.5%

County/City/Special District/School District - 4.5%	Clark County, Nevada, Water Reclamation District, GO, Series B, 5.50%, 7/01/29	2,000	2,090,180
	Las Vegas, Nevada, Limited Tax, GO (Performing Arts Center), 6%, 4/01/34	1,600	1,646,896

	Total Municipal Bonds in Nevada		3,737,076

New York - 11.9%

County/City/Special District/School District - 1.8%	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	1,500	1,468,935

State - 2.5%	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.25%, 3/15/38	2,000	2,051,020

Transportation - 1.9%	Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, Series A-2, 5.375%, 11/15/38	1,510	1,546,753

Utilities - 5.7%	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A, 5.50%, 4/01/24	1,055	1,122,119
	New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	2,000	2,103,740
	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	1,400	1,503,138

			4,728,997

	Total Municipal Bonds in New York		9,795,705

Pennsylvania - 0.6%

Utilities - 0.6%	Pennsylvania Economic Development Financing Authority, Water Facility Revenue Bonds (Pennsylvania-American Water Company Project), 6.20%, 4/01/39	500	516,420

BlackRock Municipal Income Investment Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

South Carolina - 2.2%

Utilities - 2.2%	South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A, 5.50%, 1/01/38	$1,750	$1,836,853

Texas - 6.8%

County/City/Special District/School District - 1.1%	Conroe, Texas, Independent School District, GO, Series A, 5.75%, 2/15/35	890	938,888

Health - 0.6%	Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B, 7.125%, 12/01/31	500	528,940

Transportation - 1.6%	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series K-1, 5.75%, 1/01/38 (d)	1,250	1,306,462

Utilities - 3.5%	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5.75%, 5/15/28	810	833,247
	San Antonio, Texas, Electric and Gas Revenue Refunding Bonds, Series A, 5.25%, 2/01/31	2,025	2,087,188

			2,920,435

	Total Municipal Bonds in Texas		5,694,725

Virginia - 2.5%

Health - 1.1%	Fairfax County, Virginia, IDA, Health Care Revenue Refunding Bonds (Inova Health System Project), Series A, 5.50%, 5/15/35	900	910,359

State - 1.4%	Virginia State Public School Authority, Special Obligation School Financing Bonds (Fluvanna County), 6.50%, 12/01/35	1,000	1,126,890

	Total Municipal Bonds in Virginia		2,037,249

	Total Municipal Bonds - 146.9%		121,921,643

	Municipal Bonds Transferred to Tender Option Bond Trusts (i)

Florida - 10.3%

Health - 9.0%	Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series B, 5.50%, 11/15/36	7,490	7,499,288

Utilities - 1.3%	Jacksonville Electric Authority, Florida, Saint John’s River Power Park System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37	1,110	1,045,809

	Total Municipal Bonds Transferred to Tender Option Bond Trusts in Florida		8,545,097

Illinois - 3.8%

Education - 3.8%	Illinois Finance Authority, Revenue Bonds (University of Chicago), Series B, 6.25%, 7/01/38	2,800	3,113,460

Nevada - 3.2%

County/City/Special District/School District- 3.2%	Clark County, Nevada, Water Reclamation District, GO, 6%, 7/01/38	2,500	2,672,400

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 17.3%		14,330,957

BlackRock Municipal Income Investment Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Value

	Total Long-Term Investments (Cost - $140,815,543) - 164.2%		$136,252,600

	Short Term Securities	Shares

Money Market Fund - 0.1%	CMA Florida Municipal Money Fund, 0.07% (j)(k)	52,475	52,475

	Total Short-Term Securities (Cost - $52,475) - 0.1%		52,475

	Total Investments (Cost - $140,868,018*) - 164.3%		136,305,075
	Other Assets Less Liabilities - 3.8%		3,192,382
	Liabilities for Trust Certificates, Including Interest Expense and Fees Payable - (8.4)%		(6,962,073)
	Preferred Shares, at Redemption Value - (59.7)%		(49,552,150)

	Net Assets Applicable to Common Shares - 100.0%		$82,983,234

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$133,985,314

Gross unrealized appreciation	$5,629,714
Gross unrealized depreciation	(10,259,953)

Net unrealized depreciation	$(4,630,239)

(a)	NPFGC Insured.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Assured Guaranty Insured.

(e)	Radian Insured.

(f)	AMBAC Insured.

(g)	FSA Insured.

(h)	FGIC Insured.

(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Represents the current yield as of report date.

(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	(6,450,858)	$50,986

BlackRock Municipal Income Investment Trust

Schedule of Investments April 30, 2009 (Unaudited)

•

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$52,475
Level 2	136,252,600
Level 3	—

Total	$136,305,075

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Income Investment Trust

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: June 19, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: June 19, 2009